COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Lease period	6 years
Monthly rental expenses	$ 149
Rent expense	3,126	$ 2,758	$ 2,828
Maximum possible litigation amount	$ 190